Derivatives and Hedging Activities - Fair Values, Volume of Activity and Gain (Loss) Information Related to Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Notional Amount	$ 154,866	$ 155,415
Derivative assets, fair value	472	612
Derivative assets, netting adjustments	(297)	(363)
Derivative assets, fair value, net	153	249
Derivative liabilities, fair value	927	1,439
Derivative liabilities, netting adjustments	(274)	(411)
Derivative liabilities, fair value, net	652	1,027
Amount of offset in excess of collateral posted	165	168
Amount of offset in excess of securities collateral posted	218	215
Amount of offset in excess of cash collateral held	3	13
Amount of offset in excess of securities collateral held	78	32
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	90,638	90,714
Derivative assets, fair value	485	616
Derivative liabilities, fair value	923	1,436
Interest rate | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	64,228	64,701
Derivative assets, fair value	(13)	(4)
Derivative liabilities, fair value	4	3
Interest rate | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	74,994	72,215
Derivative assets, fair value	145	114
Derivative liabilities, fair value	573	962
Foreign exchange | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	5,767	6,516
Derivative assets, fair value	83	124
Derivative liabilities, fair value	80	117
Commodity | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	5,553	8,778
Derivative assets, fair value	249	363
Derivative liabilities, fair value	237	343
Credit | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	107	60
Derivative assets, fair value	0	0
Derivative liabilities, fair value	8	0
Other | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	4,217	3,145
Derivative assets, fair value	8	15
Derivative liabilities, fair value	25	14
Net derivatives in the balance sheet
Derivatives, Fair Value [Line Items]
Notional Amount	154,866	155,415
Derivative assets, fair value, net	175	249
Derivative liabilities, fair value, net	653	1,028
Other collateral
Derivatives, Fair Value [Line Items]
Derivative assets, fair value, net	(22)	0
Derivative liabilities, fair value, net	$ (1)	$ (1)